Quarterly Holdings Report
for
Fidelity® International Value Factor ETF
July 31, 2026
IVE-NPRT3-0926
1.9885311.108
Common Stocks - 99.7%
	Shares	Value ($)
AUSTRALIA - 5.8%
Financials - 2.6%
Capital Markets - 1.3%
Macquarie Group Ltd	43,788	7,783,657
Insurance - 1.3%
QBE Insurance Group Ltd	425,052	7,382,777
TOTAL FINANCIALS		15,166,434
Health Care - 0.3%
Biotechnology - 0.3%
CSL Ltd	19,793	1,710,732
Materials - 2.9%
Metals & Mining - 2.9%
BHP Group Ltd	162,621	6,888,419
Rio Tinto Ltd	26,088	3,125,338
Rio Tinto PLC	72,331	6,983,132
TOTAL MATERIALS		16,996,889
TOTAL AUSTRALIA		33,874,055
AUSTRIA - 0.8%
Financials - 0.8%
Banks - 0.8%
Raiffeisen Bank International AG	66,742	4,561,326
CANADA - 13.5%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
Rogers Communications Inc Class B	53,467	1,808,849
Consumer Discretionary - 1.1%
Automobile Components - 1.1%
Magna International Inc	90,604	6,209,266
Consumer Staples - 0.7%
Consumer Staples Distribution & Retail - 0.7%
Alimentation Couche-Tard Inc	62,374	4,046,518
Energy - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
Canadian Natural Resources Ltd	142,752	6,795,437
Suncor Energy Inc	97,604	6,549,838
TOTAL ENERGY		13,345,275
Financials - 4.6%
Banks - 2.8%
Bank of Nova Scotia/The	77,925	6,830,692
Toronto Dominion Bank	76,374	9,148,439
		15,979,131
Insurance - 1.8%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	2,737	4,580,156
Manulife Financial Corp	139,595	6,195,377
		10,775,533
TOTAL FINANCIALS		26,754,664
Industrials - 1.5%
Ground Transportation - 1.5%
Canadian National Railway Co	67,553	8,583,471
Information Technology - 1.0%
Software - 1.0%
Open Text Corp	240,054	6,081,562
Materials - 1.7%
Metals & Mining - 1.7%
Agnico Eagle Mines Ltd/CA	33,982	4,929,976
Barrick Mining Corp	134,252	4,923,738
TOTAL MATERIALS		9,853,714
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
FirstService Corp Subordinate Voting Shares	1,625	228,741
Utilities - 0.3%
Electric Utilities - 0.3%
Fortis Inc/Canada	35,697	2,030,595
TOTAL CANADA		78,942,655
CHINA - 0.9%
Financials - 0.9%
Banks - 0.9%
BOC Hong Kong Holdings Ltd	797,500	5,308,802
DENMARK - 2.6%
Consumer Discretionary - 1.5%
Textiles, Apparel & Luxury Goods - 1.5%
Pandora A/S	72,063	9,006,835
Health Care - 1.1%
Pharmaceuticals - 1.1%
Novo Nordisk A/S Series B	134,659	6,352,866
TOTAL DENMARK		15,359,701
FINLAND - 1.0%
Financials - 1.0%
Banks - 1.0%
Nordea Bank Abp (Sweden)	295,532	5,957,107
FRANCE - 8.8%
Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.6%
Carrefour SA	201,211	3,689,005
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
TotalEnergies SE	81,456	7,162,021
Financials - 2.6%
Banks - 2.6%
BNP Paribas SA	52,022	6,563,581
Credit Agricole SA	177,957	3,946,526
Societe Generale SA Series A	51,764	4,842,585
TOTAL FINANCIALS		15,352,692
Industrials - 2.4%
Building Products - 0.8%
Cie de Saint-Gobain SA	48,655	4,550,055
Construction & Engineering - 1.6%
Eiffage SA	27,968	3,966,010
Vinci SA	38,043	5,364,060
		9,330,070
TOTAL INDUSTRIALS		13,880,125
Information Technology - 0.4%
IT Services - 0.4%
Capgemini SE	21,297	2,511,584
Real Estate - 0.7%
Retail REITs - 0.7%
Klepierre SA	88,532	4,007,192
Utilities - 0.9%
Multi-Utilities - 0.9%
Engie SA	164,701	5,137,256
TOTAL FRANCE		51,739,875
GERMANY - 9.3%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.8%
Deutsche Telekom AG	158,359	4,875,671
Consumer Discretionary - 1.7%
Automobiles - 0.9%
Mercedes-Benz Group AG	94,536	5,082,747
Hotels, Restaurants & Leisure - 0.8%
TUI AG (b)	532,753	4,604,548
TOTAL CONSUMER DISCRETIONARY		9,687,295
Financials - 2.1%
Insurance - 2.1%
Allianz SE	15,382	7,654,281
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	8,080	4,854,603
TOTAL FINANCIALS		12,508,884
Health Care - 1.3%
Health Care Providers & Services - 0.6%
Fresenius Medical Care AG	72,786	3,722,418
Pharmaceuticals - 0.7%
Merck KGaA	24,958	4,110,613
TOTAL HEALTH CARE		7,833,031
Industrials - 2.4%
Industrial Conglomerates - 1.6%
Siemens AG	29,029	9,440,317
Machinery - 0.8%
Daimler Truck Holding AG	83,868	4,722,432
TOTAL INDUSTRIALS		14,162,749
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
Infineon Technologies AG	80,821	5,734,607
TOTAL GERMANY		54,802,237
HONG KONG - 0.4%
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Sun Hung Kai Properties Ltd	141,500	2,223,118
ISRAEL - 0.4%
Information Technology - 0.4%
Software - 0.4%
Nice Ltd (c)	24,689	2,398,634
ITALY - 2.6%
Financials - 1.7%
Banks - 1.7%
Banca Monte dei Paschi di Siena SpA	293,927	3,912,039
UniCredit SpA	62,311	5,850,778
TOTAL FINANCIALS		9,762,817
Utilities - 0.9%
Electric Utilities - 0.9%
Enel SpA	511,428	5,765,962
TOTAL ITALY		15,528,779
JAPAN - 23.2%
Communication Services - 1.3%
Wireless Telecommunication Services - 1.3%
KDDI Corp	406,200	7,451,783
Consumer Discretionary - 3.7%
Automobiles - 1.6%
Mazda Motor Corp	335,500	2,478,981
Toyota Motor Corp	356,300	6,863,069
		9,342,050
Household Durables - 2.1%
Panasonic Holdings Corp	232,800	6,263,559
Sony Group Corp	248,400	5,907,934
		12,171,493
TOTAL CONSUMER DISCRETIONARY		21,513,543
Consumer Staples - 0.9%
Beverages - 0.9%
Asahi Group Holdings Ltd	507,100	5,307,472
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Inpex Corp	116,800	2,660,597
Financials - 4.2%
Banks - 2.8%
Mitsubishi UFJ Financial Group Inc	409,900	9,192,985
Sumitomo Mitsui Financial Group Inc	162,800	6,966,991
		16,159,976
Insurance - 1.4%
Japan Post Holdings Co Ltd	273,200	4,087,061
MS&AD Insurance Group Holdings Inc	139,800	4,323,286
		8,410,347
TOTAL FINANCIALS		24,570,323
Health Care - 1.0%
Pharmaceuticals - 1.0%
Shionogi & Co Ltd	315,600	5,764,940
Industrials - 5.4%
Commercial Services & Supplies - 0.7%
Dai Nippon Printing Co Ltd	217,700	3,994,414
Trading Companies & Distributors - 4.7%
ITOCHU Corp	445,100	5,629,966
Marubeni Corp	147,200	4,808,210
Mitsubishi Corp	224,800	6,742,942
Mitsui & Co Ltd	177,200	5,494,341
Sumitomo Corp	496,700	5,209,540
		27,884,999
TOTAL INDUSTRIALS		31,879,413
Information Technology - 4.3%
Semiconductors & Semiconductor Equipment - 4.3%
Kioxia Holdings Corp (c)	41,000	11,973,623
Renesas Electronics Corp	340,500	7,360,659
SCREEN Holdings Co Ltd	77,900	6,164,484
TOTAL INFORMATION TECHNOLOGY		25,498,766
Materials - 0.9%
Metals & Mining - 0.9%
Nippon Steel Corp	1,268,600	5,175,585
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
Daiwa House Industry Co Ltd	109,800	3,225,903
Utilities - 0.5%
Electric Utilities - 0.5%
Kansai Electric Power Co Inc/The	185,800	2,847,825
TOTAL JAPAN		135,896,150
LUXEMBOURG - 1.1%
Materials - 1.1%
Metals & Mining - 1.1%
ArcelorMittal SA	94,104	6,576,402
MEXICO - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Fresnillo PLC	96,346	3,209,026
NETHERLANDS - 4.4%
Financials - 0.7%
Insurance - 0.7%
NN Group NV	46,814	4,395,127
Industrials - 0.8%
Professional Services - 0.8%
Wolters Kluwer NV	59,310	4,632,071
Information Technology - 2.9%
Semiconductors & Semiconductor Equipment - 2.9%
ASML Holding NV	10,064	16,606,796
TOTAL NETHERLANDS		25,633,994
SINGAPORE - 0.9%
Financials - 0.9%
Banks - 0.9%
United Overseas Bank Ltd	156,300	5,283,860
SPAIN - 1.4%
Financials - 1.4%
Banks - 1.4%
Banco Santander SA	575,724	8,159,434
SWEDEN - 1.9%
Consumer Staples - 0.6%
Household Products - 0.6%
Essity AB B Shares	121,584	3,532,818
Industrials - 1.3%
Machinery - 1.3%
Volvo AB B Shares	204,171	7,796,593
TOTAL SWEDEN		11,329,411
SWITZERLAND - 3.8%
Consumer Staples - 1.5%
Food Products - 1.5%
Nestle SA	87,321	8,743,433
Financials - 1.2%
Capital Markets - 1.2%
UBS Group AG	137,996	7,257,561
Industrials - 1.1%
Electrical Equipment - 1.1%
ABB Ltd	65,351	6,423,226
TOTAL SWITZERLAND		22,424,220
UNITED KINGDOM - 9.4%
Communication Services - 0.6%
Wireless Telecommunication Services - 0.6%
Vodafone Group PLC	2,393,901	3,796,646
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Compass Group PLC	120,009	3,805,485
Consumer Staples - 1.7%
Food Products - 0.9%
Associated British Foods PLC	189,565	5,324,085
Tobacco - 0.8%
Imperial Brands PLC	124,610	4,737,353
TOTAL CONSUMER STAPLES		10,061,438
Financials - 3.2%
Banks - 1.3%
Barclays PLC	1,072,604	7,342,866
Capital Markets - 0.9%
3i Group PLC	133,084	5,129,361
Insurance - 1.0%
Aviva PLC	639,633	5,968,691
TOTAL FINANCIALS		18,440,918
Health Care - 0.9%
Pharmaceuticals - 0.9%
GSK PLC	199,822	5,194,005
Industrials - 1.8%
Industrial Conglomerates - 0.7%
CK Hutchison Holdings Ltd	454,500	4,265,864
Passenger Airlines - 1.1%
easyJet PLC	713,947	6,053,004
TOTAL INDUSTRIALS		10,318,868
Utilities - 0.6%
Multi-Utilities - 0.6%
Centrica PLC	1,581,261	3,298,372
TOTAL UNITED KINGDOM		54,915,732
UNITED STATES - 7.0%
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Shell PLC	194,320	8,848,060
Health Care - 3.7%
Health Care Equipment & Supplies - 0.3%
Alcon AG	23,772	1,627,209
Pharmaceuticals - 3.4%
Novartis AG	46,931	7,343,755
Roche Holding AG	17,684	7,728,895
Sanofi SA	56,425	4,834,576
		19,907,226
TOTAL HEALTH CARE		21,534,435
Industrials - 1.8%
Marine Transportation - 0.8%
AP Moller - Maersk A/S Series B	1,890	5,063,370
Trading Companies & Distributors - 1.0%
Sunbelt Rentals Holdings Inc (b)	78,098	5,616,808
TOTAL INDUSTRIALS		10,680,178
TOTAL UNITED STATES		41,062,673
TOTAL COMMON STOCKS (Cost $499,099,513)		585,187,191

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (f) (Cost $86,895)	3.64	87,000	86,913

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.69	445,571	445,660
Fidelity Securities Lending Cash Central Fund (g)(h)	3.72	1,225,095	1,225,218
TOTAL MONEY MARKET FUNDS (Cost $1,670,851)			1,670,878

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $500,857,259)	586,944,982
NET OTHER ASSETS (LIABILITIES) - 0.0% (d)	142,257
NET ASSETS - 100.0%	587,087,239

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
ICE MSCI EAFE Index Contracts (United States)	12	9/2026	1,909,380	19,466

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Includes $51,000 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $86,913.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $1,842,246.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	144,969	24,957,906	24,657,787	15,546	545	27	445,660	445,571
Fidelity Securities Lending Cash Central Fund	-	61,532,813	60,307,595	32,194	-	-	1,225,218	1,225,095
	144,969	86,490,719	84,965,382	47,740	545	27	1,670,878

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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